Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2025
Securities sold under repurchase agreements
Securities sold under repurchase agreements
The following table details the financing transactions under repurchase agreements and the associated interest expense:

	December 31,
	2025	2024	2023
Financing under repurchase agreement	129,698	212,931	310,197
Interest payable	811	1,104	4,237
Total financing under repurchase agreement	130,509	214,035	314,434
Interest expense related to repurchase agreements	8,485	11,675	9,232
18.    Securities sold under repurchase agreements (continued)
Financing contracts under repurchase agreements generate interest ranging from 4.20% to 5.36% (December 31, 2024: 4.49% to 5.36% ) with several maturities up to October 16, 2026.
As indicated in Note 9, as of December 31, 2025, the repurchase agreements were secured by investments classified as amortized cost by the amount of $147 million (2024: $239 million).